SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES IN FOREIGN CURRENCIES (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Financial assets		$ 7,868,637					$ 11,744,582
Financial liabilities							652,526
Cash at Bank / on Hand [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,296,082	$ 7,851,197	$ 10,766	€ 100,369	£ 41,858	$ 3,299,787	$ 11,731,325	$ 3,318	€ 199,758
Trade and Other Receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	611,193		11,252	17,690	26,376	606,075			16,033
Trade and Other Payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ (455,167)		$ (3,795)	€ (151,327)	£ (31,441)	$ (412,511)		$ (1,652)	€ (46,790)